Leases - Operating Lease Minimum Rental Payments (Details) $ in Thousands	Sep. 30, 2019 USD ($)
Leases [Abstract]
2019	$ 236,515
2020	958,894
2021	976,262
2022	912,751
2023	890,126
Thereafter	1,922,713
Total	$ 5,897,261